Current and Deferred Income Tax	12 Months Ended
Jun. 30, 2019
Current and Deferred Income Tax [Abstract]
Current and deferred income tax

20.	Current and deferred income tax

The Group's income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries' losses against other subsidiaries´ income.

The details of the provision for the Group's income tax are as follows:

	06.30.19	06.30.18	06.30.17
Current income tax	(91,907)	(313,875)	(1,027,478)
Deferred income tax	4,662,860	4,885,795	1,437,933
Special tax for tax revaluation	(276,301)	-	-
Income tax – gain	4,294,652	4,571,920	410,455

The statutory tax rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	30%
Uruguay	0%

Deferred tax assets and liabilities of the Group as of June 30, 2019, 2018 and 2017 are expected to be recovered as follows:

	06.30.19	06.30.18
Deferred income tax asset to be recovered after more than 12 months	437,484	125,541
Deferred income tax asset to be recovered within 12 months	1,321,993	1,943,853
Deferred income tax asset	1,759,477	2,069,394

Deferred income tax liabilities to be recovered after more than 12 months	(3,524,123)	(19,223,434)
Deferred income tax liabilities to be recovered within 12 months	(11,304,286)	(577,752)
Deferred income tax liabilities	(14,828,409)	(19,801,186)
Deferred income tax, net	(13,068,932)	(17,731,792)

Deferred income tax (broken down into assets and liabilities) during the fiscal years ended June 30, 2019 and 2018, without considering offsetting balances within the same tax jurisdiction, is the following:

	06.30.18	(Charged) / Credited to the statement of income	06.30.19
Deferred income tax asset
Tax loss carry-forwards	1,327,719	(239,117)	1,088,602
Trade and other payables	634,016	(53,709)	580,307
Other	102,805	(23,387)	79,418
Trading properties	4,854	(4,854)	-
Inflation adjustment	-	11,150	11,150
Subtotal deferred income tax assets	2,069,394	(309,917)	1,759,477

Deferred income tax liabilities
Investment properties	(19,292,807)	6,394,677	(12,898,130)
Investments	(53,375)	(69,581)	(122,956)
Trade and other receivables	(357,623)	(255,855)	(613,478)
Other	(85,496)	29,871	(55,625)
Trade and other payables	(11,885)	7,241	(4,644)
Tax inflation adjustment	-	(1,133,576)	(1,133,576)
Subtotal deferred income tax liabilities	(19,801,186)	4,972,777	(14,828,409)
Deferred income tax liabilities, net	(17,731,792)	4,662,860	(13,068,932)

	06.30.17	(Charged) / Credited to the statement of income	Incorporation as result of business combination (Note 15)	06.30.18
Deferred income tax asset
Other	(1,925)	1,327,647	1,997	1,327,719
Trading properties	740,876	(106,860)	-	634,016
Trade and other payables	131,548	(28,743)	-	102,805
Tax loss carry-forwards	21,027	(16,173)	-	4,854
Subtotal deferred income tax assets	891,526	1,175,871	1,997	2,069,394

Deferred income tax liabilities
Investment properties	(22,858,425)	3,544,550	21,068	(19,292,807)
Investments	(164,262)	110,887	-	(53,375)
Trade and other receivables	(381,869)	24,246	-	(357,623)
Other	(115,896)	30,400	-	(85,496)
Trade and other payables	(11,726)	(159)	-	(11,885)
Subtotal deferred income tax liabilities	(23,532,178)	3,709,924	21,068	(19,801,186)
Deferred income tax liabilities, net	(22,640,652)	4,885,795	23,065	(17,731,792)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry-forward is generated. Tax loss carry-forwards in Argentina and Uruguay generally expire within 5 years.

In order to fully realize the deferred income tax asset, the Group will need to generate taxable income in the countries where the net operating losses were incurred. Based upon the level of historical taxable income and projections for future over the years in which the deferred income tax assets are deductible, management believes that as the end of the present year it is probable that the Group will realize all of the deferred income tax assets in Argentina.

As of June 30, 2019, the tax loss carry-forwards of the Group and the jurisdictions which generated them are as follows:

Jurisdiction	Tax loss carry-forward	Date generated	Date of expiration	Rate
Argentina	333	2015	2020	25%
Argentina	294	2016	2021	25%
Argentina	25,357	2017	2022	25%
Argentina	78,267	2018	2023	25%
Argentina	235,108	2019	2024	25%
	339,359

The Group did not recognize deferred income tax assets of Ps. 66,256 and Ps. 6,333, respectively, as of June 30, 2019 and 2018 corresponding to losses of Ps. 256,027 and Ps. 15,808, respectively, related to certain subsidiaries. Although management estimates that these subsidiaries will become profitable in the future, as a result of the recent loss history in recent last periods and the lack of verifiable and objective evidence, it has been determined that there is sufficient uncertainty as to the generation of sufficient income to be able to offset losses within a reasonable timeframe, therefore, no deferred tax asset is recognized in relation to these losses.

The Group did not recognize deferred income tax liabilities of Ps. 222 million and Ps. 168 million as of June 30, 2019 and 2018, respectively, related to the potential dividend distribution of its investments in foreign subsidiary, Torodur S.A. In addition, the withholdings and/or similar taxes paid at source may be creditable against the Group's potential final tax liability.

Below there is a reconciliation between the income tax recognized and that which would result from applying the prevailing tax rate on the Profit Before Income Tax for the years ended June 30, 2019, 2018 and 2017:

	06.30.19	06.30.18	06.30.16
Profit for year before income tax at the prevailing tax rate (i)	6,729,712	(3,382,912)	288,210
Tax effects of:
Rate change	154,740	7,357,313	-
Share of profit of associates and joint ventures	(121,314)	217,308	93,011
Result by rate transparency	(71,256)	-	-
Loss from sale of associates and joint ventures	(1,183)	-	-
Special tax, revaluation	(276,301)	-	-
Non-taxable financial dividends	-	190,728	127,957
Non-taxable / non-deductible items	25,696	(11,237)	11,174
Derivative special tax	-	(1,316)	-
Difference between provisions and affidavits	2,597	1,676	-
Minimum presumed income tax	-	(51)	-
Goodwill	(38,705)	-	-
Deferred income tax forecast	(38,835)	-	-
Expiration of carry-forwards	-	-	14,176
Non-taxable results by business combination	-	-	5,370
Others	(6,004)	(291)	7,147
Inflation adjustment for accounting purpose	(1,297,076)	200,702	(136,590)
Deferred income tax asset not recognized	(15,219)	-	-
Inflation adjustment for tax purpose	(752,200)	-	-
Income tax gain	4,294,652	4,571,920	410,455

On December 27, 2017, the Argentine Congress approved the Tax Reform, through Law No. 27,430, which was enacted on December 29, 2017, and has introduced many changes to the income tax treatment applicable to financial income. The key components of the Tax Reform are as follows:

Dividends: Tax on dividends distributed by argentine companies would be as follows: (i) dividends originated from profits obtained before fiscal year ending June 30, 2018 will not be subject to withholding tax; (ii) dividends derived from profits generated during fiscal years of the Company ending June 30, 2019 and 2020 paid to argentine individuals and/or foreign residents, will be subject to a 7% withholding tax; and (iii) dividends originated from profits obtained during fiscal year ending June 30, 2021 onward will be subject to withholding tax at a rate of 13%.

Income tax: Corporate income tax would be gradually reduced to 30% for fiscal years commencing after January 1, 2018 through December 31, 2019, and to 25% for fiscal years beginning after January 1, 2020, inclusive.

Presumptions of dividends: Certain facts will be presumed to constitute dividend payments, such as: i) withdrawals from shareholders, ii) shareholders private use of property of the company, iii) transactions with shareholders at values different from market values, iv) personal expenses from shareholders or shareholder remuneration without substance.

Revaluation of assets: The regulation establishes that, at the option of the companies, tax revaluation of assets is permitted for assets located in Argentina and affected to the generation of taxable profits. The special tax on the amount of the revaluation depends on the asset, being (i) 8% for real estate not classified as inventories, (ii) 15% for real estate classified as inventories, (iii) 5% for shares, quotas and equity interests owned by individuals and (iv) 10% for the rest of the assets. Once the option is exercised for a particular asset, all other assets in the same category must be revalued. The tax result that originates the revaluation is not subject to the income tax and the special tax on the revaluation amount will not be deductible from said tax. Through regulations (Decree 353/2018 and 613/2018, and General Resolution (AFP) 4287), the National Executive Power has been extending the date for the exercise of the option, based on the international context and the greater volatility that it is observed in the financial variables that affect the decision regarding the exercise of the option. The expiration of the term for the exercise of this option for companies with fiscal year end as of June 30, was July 31, 2019.

The Group has analyzed the impacts of the option mentioned above and has chosen for the application of the optional tax revaluation in some companies of the Group. That special tax amount to Ps. 276 and has been charged in "Income tax" in the comprehensive income statements (Note 20).

Tax inflation adjustment: Law 27,430 establishes the following rules for the application of the inflation adjustment in income tax: (i) the update of the cost for goods acquired or investments made in the fiscal years that begin as of January 1, 2018 (applicable to IRSA for the year end June 30, 2019), considering the percentage variations of the CPI provided by the National Institute of Statistics and Census (INDEC); and (ii) the application of the adjustment set forth in Title VI of the Income Tax Law when a percentage of variation -of the aforementioned index price - accumulated in thirty-six (36) months prior to the fiscal year end that is liquidated, is greater than one hundred percent (100%), or, with respect to the first, second and third year after its validity, this procedure will be applicable in case the accumulated variation of that index price, calculated from the beginning of the first of them and until the end of each year, exceed 55%, 30% and (15%) for the first, second and third year of application, respectively. At the end of this year, there has been an accumulative variation of 55.72% in the index price that exceeds the expected condition of 55% for the application of the adjustment in said first year. Consequently, the tax inflation adjustment has been applied and the cost of goods acquired during the year 2019 has been updated as established in article 58 of the Income Tax Law.

In addition, the argentine tax reform contemplates other amendments regarding the following matters: social security contributions, tax administrative procedures law, criminal tax law, tax on liquid fuels, and excise taxes, among others. As of the date of presentation of these Financial Statements, some aspects are pending regulation by the National Executive Power.